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                                       WITH OFFICES IN CHICAGO AND NEW YORK CITY

                                       April 3, 2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re:     Wayne Hummer Investment Trust
                File Nos. 2-87153 and 811-3880
                ------------------------------

To The Commission:

     Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Statement of Additional Information dated March 28, 2001 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.

                                       Very truly yours,



                                       /s/Byron F. Bowman
                                       ------------------
                                       Byron F. Bowman

BFB/sp